Loans, net - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 45,502,998	S/ 43,005,583
Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	47,025,350	44,688,222	S/ 43,081,904
Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,274,696	1,592,019
Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	45,907	41,069
Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,144,220	1,271,107
Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,487,347	4,440,458
Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,330	12,909
Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,746	12,148
Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	21,412,126	22,118,918
Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,102,252	700,318
Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	45,907	41,069
Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	362,197	472,764
Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	14,967,799	12,514,499
Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	679,907	359,427
Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	452,301	354,960
Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,286,944	8,552,304
Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	338,686	325,437
Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	238,527	268,528
Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,358,481	1,502,501
Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	153,851	206,837
Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	91,195	174,855
High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,725,412	33,894,132
High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,347,643	4,218,995
High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	17,127,626	16,908,435
High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,512,873	9,418,405
High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,491,528	6,751,686
High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	593,385	815,606
Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,118,121	4,779,272
Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	51,624	80,132
Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,221,817	2,392,211
Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,719,462	1,462,346
Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	683,010	759,354
Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	493,832	165,361
Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,716,994	3,110,623
Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	62,004	116,274
Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	552,327	1,604,121
Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	603,256	919,361
Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	535,193	447,299
Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	26,218	139,842
Stage 1 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	41,798,055	40,522,481	34,893,278
Stage 1 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,124,557	729,660
Stage 1 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,959,441	3,984,362
Stage 1 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	19,289,529	20,235,838
Stage 1 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	704,067	376,301
Stage 1 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	12,685,924	11,368,625
Stage 1 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	153,865	89,186
Stage 1 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,698,789	7,984,860
Stage 1 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	205,728	231,610
Stage 1 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,123,813	933,158
Stage 1 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,897	32,563
Stage 1 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	35,613,991	33,465,863
Stage 1 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,945,307	3,871,575
Stage 1 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,213,146	16,535,489
Stage 1 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,331,807	9,365,186
Stage 1 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,490,495	6,749,848
Stage 1 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	578,543	815,340
Stage 1 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,282,904	4,408,249
Stage 1 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	12,083	79,334
Stage 1 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,991,637	2,229,068
Stage 1 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,139,837	1,386,872
Stage 1 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	667,599	715,652
Stage 1 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	483,831	76,657
Stage 1 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	776,603	1,918,709
Stage 1 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,051	33,453
Stage 1 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	380,679	1,094,980
Stage 1 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,415	527,381
Stage 1 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	334,967	287,750
Stage 1 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	542	8,598
Stage 2 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,037,168	2,853,565	5,744,690
Stage 2 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,150,139	862,359
Stage 2 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	501,830	431,039
Stage 2 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,714,493	1,369,247
Stage 2 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	398,185	324,017
Stage 2 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,829,574	790,914
Stage 2 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	526,042	270,241
Stage 2 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	349,628	298,916
Stage 2 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	132,958	93,827
Stage 2 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	143,473	394,488
Stage 2 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	92,954	174,274
Stage 2 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,111,421	428,269
Stage 2 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	402,336	347,420
Stage 2 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	914,480	372,946
Stage 2 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	181,066	53,219
Stage 2 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,033	1,838
Stage 2 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	14,842	266
Stage 2 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	835,217	371,023
Stage 2 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	39,541	798
Stage 2 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	230,180	163,143
Stage 2 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	579,625	75,474
Stage 2 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,411	43,702
Stage 2 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,001	88,704
Stage 2 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	940,391	1,191,914
Stage 2 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	59,953	82,821
Stage 2 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	171,648	509,141
Stage 2 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	542,841	391,980
Stage 2 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	200,226	159,549
Stage 2 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	25,676	131,244
Stage 3 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,190,127	1,312,176	S/ 2,443,936
Stage 3 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	45,907	41,069
Stage 3 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,144,220	1,271,107
Stage 3 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	26,076	25,057
Stage 3 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,330	12,909
Stage 3 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,746	12,148
Stage 3 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	408,104	513,833
Stage 3 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	45,907	41,069
Stage 3 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	362,197	472,764
Stage 3 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	452,301	354,960
Stage 3 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	452,301	354,960
Stage 3 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	238,527	268,528
Stage 3 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	238,527	268,528
Stage 3 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	91,195	174,855
Stage 3 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	91,195	S/ 174,855
Stage 3 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables